Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 47,841	$ 1,459	$ 47,008	$ 47,204
Adjustments for:
Depreciation	32,920	1,004	32,956	32,786
Amortization	6,699	204	6,699	6,643
Amortization of incremental costs of obtaining contracts	906	28	856	841
Expected credit loss	188	6	152	117
Valuation loss on financial assets and liabilities at fair value through profit or loss, net	147	4	98	206
Interest expense	339	10	319	263
Interest income	(781)	(24)	(618)	(249)
Dividend income	(240)	(7)	(167)	(157)
Compensation cost of share-based payment transactions	8	0	8	16
Share of profits of associates and joint ventures accounted for using equity method	(157)	(5)	(253)	(442)
Loss on disposal of property, plant and equipment	17	1	0	5
Gain on disposal of investment properties	(1)	0	0	(1)
Loss (gain) on disposal of investments accounted for using equity method	(85)	(3)	(6)	14
Provision for impairment loss and obsolescence of inventory	60	2	23	34
Impairment loss on property, plant and equipment	0	0	299	0
Reversal of impairment loss / (impairment loss) on investment properties	(139)	(4)	336	(107)
Impairment loss on intangible assets	0	0	0	9
Others	(69)	(2)	(60)	254
Changes in operating assets and liabilities:
Contract assets	(2,249)	(69)	(1,291)	(1,031)
Trade notes and accounts receivable	(1,322)	(40)	(287)	(785)
Receivables from related parties	(115)	(4)	(3)	(34)
Inventories	(626)	(19)	(178)	(23)
Prepayments	(29)	(1)	(315)	2
Other current monetary assets	64	2	107	(165)
Other current assets	(293)	(9)	733	(576)
Incremental cost of obtaining contracts	(1,317)	(40)	(1,026)	(833)
Contract liabilities	2,194	67	584	1,990
Trade notes and accounts payable	3,347	102	(2,033)	(1,631)
Payables to related parties	95	3	(154)	147
Other payables	1,540	47	562	782
Provisions	153	5	373	(28)
Other current liabilities	78	3	(14)	60
Net defined benefit plans	(657)	(20)	(728)	(724)
Cash generated from operations	88,516	2,700	83,980	84,587
Interests paid	(333)	(10)	(314)	(239)
Income taxes paid	(8,939)	(273)	(9,107)	(8,397)
Net cash provided by operating activities	79,244	2,417	74,559	75,951
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through other comprehensive income	(313)	(9)	(305)	(19)
Proceeds from disposal of financial assets at fair value through other comprehensive income	0	0	0	0
Proceeds from capital reduction of financial assets at fair value through other comprehensive income	112	4	0	7
Acquisition of financial assets at amortized cost	(2,000)	(61)	0	0
Acquisition of financial assets at fair value through profit or loss	(162)	(5)	(133)	(360)
Proceeds from disposal of financial assets at fair value through profit or loss	5	0	0	15
Acquisition of investments accounted for using equity method	(776)	(23)	(1,555)	(52)
Proceeds from capital reduction of investments accounted for using equity method	0	0	0	340
Acquisition of property, plant and equipment	(28,756)	(877)	(30,741)	(31,535)
Proceeds from disposal of property, plant and equipment	13	0	19	16
Acquisition of intangible assets	(234)	(7)	(237)	(1,893)
Acquisition of investment properties	(4)	0	(54)	(18)
Acquisition of time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	(72,915)	(2,224)	(45,239)	(5,670)
Proceeds from disposal of time deposits, negotiable certificates of deposit with maturities of more than three months	69,886	2,131	28,577	7,310
Decrease (increase) in other noncurrent assets	(258)	(8)	166	235
Increase in prepayments for leases	(1,400)	(43)	(1,729)	0
Interests received	764	23	568	219
Dividends received	663	20	467	550
Proceeds from capital reduction and profit distribution of financial assets at fair value through profit or loss	43	1	22	66
Net cash used in investing activities	(35,332)	(1,078)	(50,174)	(30,789)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans	700	21	2,590	1,292
Repayments of short-term loans	(1,070)	(33)	(2,727)	(635)
Proceeds from long-term loans	35	1	0	0
Increase (decrease) in customers' deposits	(9)	0	134	(223)
Proceeds from issuance of bonds	0	0	0	3,500
Payments for transaction costs attributable to the issuance of bonds	0	0	0	(4)
Payments for the principal of lease liabilities	(3,944)	(120)	(3,884)	(3,777)
Increase in other noncurrent liabilities	282	9	680	1,644
Cash dividends paid	(36,910)	(1,126)	(36,476)	(35,746)
Acquisition of additional interests in subsidiaries	0	0	0	0
Partial disposal of interests in subsidiaries without losing control	259	8	0	0
Cash dividends distributed to noncontrolling interests	(898)	(27)	(1,092)	(1,053)
Change in other noncontrolling interests	37	1	43	200
Unclaimed dividend	2	0	2	2
Net cash used in financing activities	(41,516)	(1,266)	(40,730)	(34,800)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	40	1	(24)	52
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,436	74	(16,369)	10,414
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	33,824	1,032	50,193	39,779
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 36,260	$ 1,106	$ 33,824	$ 50,193